Stock Based Compensation (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Company's PSU Accrual

A continuity schedule of the Company’s PSU accrual from January 1, 2016 to December 31, 2017 is presented below:

PSU accrual liability

At January 1, 2016	$4,636

Reversal of previously accrued costs related to the anticipated fair value of the PSUs issued	(633)

PSUs paid	(2,901)

Foreign exchange adjustment	138

At December 31, 2016	$1,240

Accrual related to the anticipated fair value of the PSUs issued	140

Foreign exchange adjustment	50

At December 31, 2017	$1,430

Balance at December 31, 2017 comprised of:

Current liability	$-

Long-term liability	1,430

Balance at December 31, 2017	$1,430

Schedule of the Company's Outstanding PSUs

A continuity schedule of the Company’s outstanding PSUs (assuming a performance factor of 100% is achieved over the performance period) from January 1, 2016 to December 31, 2017 is presented below:

Number of PSUs Outstanding

At January 1, 2016	663,296

Granted	232,000

Dividend equivalent participation	7,586

Paid	(166,915)

Forfeited	(18,403)

At December 31, 2016	717,564

Granted	207,220

Dividend equivalent participation	10,304

Paid [1]	(275,439)

Forfeited	(3,050)

At December 31, 2017	656,599

1) The PSUs paid out during the year ended December 31, 2017 had a performance factor of 0% resulting in a cash disbursement of $Nil.